Net Financial Income and Costs	12 Months Ended
Dec. 31, 2020
Net Financial Income and Costs
Net Financial Income and Costs

12. Net Financial Income and Costs

An analysis of financial income and financial costs is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Financial income
Financial income	2,448	1,887	295
Total financial income	2,448	1,887	295
Financial costs
Amortization and write-off of deferred loan issuance costs	7,463	6,806	7,434
Interest expense on loans	64,282	63,912	42,459
Lease expense	—	56	33
Commitment fees	522	729	359
Other financial costs including bank commissions	447	495	702
Total financial costs	72,714	71,998	50,987

In the year ended December 31, 2020, an amount of $1,918 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of the Five Vessel Refinancing and the Legacy Facility Refinancing (Note 6) was included in Amortization of deferred loan issuance costs (December 31, 2019: $988 in connection with the termination of the Terminated Partnership Facility, December 31, 2018: $900 in connection with the termination of the term loan facility of the Sponsor Credit Facility).